Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Loss Allowance (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Schedule of Development of Loss Allowance [Abstract]
Allowance as of Jan. 01	€ 197	$ (197)	€ 134
Addition	179		197
Reversal	(197)		(134)
Allowance as of Dec. 31	€ 179	$ (178)	€ 197